SHARE BASED AND OTHER COMPENSATION (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Nov. 03, 2016	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		the Company granted options to purchase a total of 5,683,500 shares of Common Stock to management and employees under the 2016 Plan.
Employee Service Share Based Compensation Non vested Awards Compensation Cost Not Yet Recognized Stock Options Shares			34,999
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		5,683,500	480,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.38
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		4 years 1 month 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		152.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	608,333	5,956,833	608,333		358,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 12,300,000
Board Fee [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	85,000
Consulting Service [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		32,052
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			87,002
Employee Stock Option [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		335,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 5,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms		3 years 8 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		5,956,833
Servicing Asset at Amortized Cost	$ 2,190,000	$ 4,500,000	$ 2,190,000
Restricted Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		26,483
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,780,052
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 266,000	$ 1,200,000	$ 266,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms		1 year 5 months 12 days	1 year 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		1,068,305
Employee Service Share Based Compensation Non vested Awards Compensation Cost Not Yet Recognized Stock Options Shares		1,217,889
Unissued Vested Options Shares			151,900
Employees And Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		149,584
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		149,584
Stock Issued During Period, Shares, Restricted Stock Award, Gross		1,780,052
Non Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		120,000
Omnibus Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				10,000,000
Omnibus Incentive Plan 2016 [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues		45,000
Omnibus Incentive Plan 2016 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		10,000